STOCKHOLDERS EQUITY (DEFICIT) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Status of outstanding stock warrants
A summary of the status of the Company's outstanding stock warrants and changes during the period then ended is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2012	199,162	$7.02	6.52
Granted	502,404	6.50	3.00
Cancelled	-	-	-
Forfeited	(73,077)	6.50	8.92
Exercised	-	-	-
Balance at June 30, 2013	628,489	$6.68	5.34

Warrants exercisable at June 30, 2013	600,284	$6.69
Weighted average fair value of warrants granted during the period ended		$6.50

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	-	$-	-
Granted	13,589,109	0.51	8.59
Cancelled	(4,800,000)	0.50	9.80
Forfeited	-	-	-
Exercised	(6,200,000)	0.50	9.70
Balance at December 31, 2012	2,589,109	$0.54	6.52

Warrants exercisable at December 31, 2012	1,089,109	$-	-
Weighted average fair value of warrants granted during the year ended December 31, 2012		$0.51

Summary of stock options
A summary of the stock options as of June 30, 2013 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2012	153,846	6.50	9.87
Granted	423,077	6.95	5.29
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	(105,769)	11.05	4.70
Balance outstanding at June 30, 2013	471,154	$5.89	7.81

Options exercisable at end of period	54,487	$7.3
Options expected to vest	416,667
Weighted average fair value of options granted during the period		$4.42

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	-	-	-
Granted	5,000,000	0.50	10.0
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	(3,000,000)	0.50	10.0
Balance outstanding at December 31, 2012	2,000,000	$0.50	9.87

Options exercisable at end of year	83,333	$0.50
Options expected to vest	1,916,667
Weighted average fair value of options granted during the period		$0.48